Investment Securities - Narrative (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Position	Dec. 31, 2012 Position	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	$ 4,119	$ 497	$ 58
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	0	0
Equity Mutual Funds
Schedule of Available-for-sale Securities [Line Items]
Investment Income, Dividend	$ 1,019	$ 243	$ 202